Annual Fund Operating Expenses	Nov. 26, 2025
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.84%	[1]
Acquired Fund Fees and Expenses	0.38%	[2]
Expenses (as a percentage of Assets)	2.37%	[3]
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.84%	[1]
Acquired Fund Fees and Expenses	0.38%	[2]
Expenses (as a percentage of Assets)	3.12%	[3]
Arrow DWA Tactical: Balanced Fund | Arrow DWA Tactical: Balanced Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%	[1]
Acquired Fund Fees and Expenses	0.38%	[2]
Expenses (as a percentage of Assets)	2.12%	[3]
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.64%
Acquired Fund Fees and Expenses	0.20%	[4]
Expenses (as a percentage of Assets)	1.99%
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.64%
Acquired Fund Fees and Expenses	0.20%	[4]
Expenses (as a percentage of Assets)	2.74%
Arrow DWA Tactical: Macro Fund | Arrow DWA Tactical: Macro Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.64%
Acquired Fund Fees and Expenses	0.20%	[4]
Expenses (as a percentage of Assets)	1.74%
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS A SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%	[5]
Acquired Fund Fees and Expenses	0.18%	[6]
Expenses (as a percentage of Assets)	1.71%	[7]
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND CLASS C SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.43%	[5]
Acquired Fund Fees and Expenses	0.18%	[6]
Expenses (as a percentage of Assets)	2.46%	[7]
ARROW MANAGED FUTURES STRATEGY FUND | ARROW MANAGED FUTURES STRATEGY FUND INSTITUTIONAL CLASS SHARES
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%	[5]
Acquired Fund Fees and Expenses	0.18%	[6]
Expenses (as a percentage of Assets)	1.46%	[7]
ARROW VALTORO ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
ARROW VALTORO ETF | ARROW VALTORO ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.40%	[8]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[9]
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.40%)	[8]
Net Expenses (as a percentage of Assets)	1.25%

[1]	Other Expenses include the expenses of the Fund’s consolidated wholly-owned subsidiary. Other Expenses do not include the fees paid to the counterparties to the Fund’s swaps (the “Swaps”), or the management fees, performance fees, and expenses of the trading vehicles or commodity pools (the “Underlying Asset”) that serve as the reference asset of the Swaps. These fees and expenses, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the Swap counterparties charge 0.60% of the notional value of the Swap, and the performance fees of the Underlying Asset, which are paid to the commodity trading adviser (“CTA”), range up to 25% of the net new trading profits.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	Swap fees amounted to 0.07% of the Fund’s assets
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[5]	Other Expenses include the expenses of the Fund’s consolidated wholly-owned subsidiary. Other Expenses do not include the fees paid to the counterparties to the Fund’s Swap (defined below), or the management fees, performance fees, and expenses of the trading vehicles or commodity pools (the “Underlying Asset”) that serve as the reference asset of the Swap. These fees and expenses, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the Swap counterparties charge 0.60% of the notional value of the Swap, and the performance fees of the Underlying Asset, which are paid to the commodity trading adviser (“CTA”), range up to 25% of the net new trading profits.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[7]	Swap fees amounted to 0.44% of the Fund’s assets
[8]	Arrow Investment Advisors, LLC (the “Advisor”) has agreed to waive 0.40% of its advisory fee, through November 30, 2026. This agreement may not be terminated or modified prior to November 30, 2026, except with the approval of the Trust’s Board of Trustees.
[9]	Other Expenses are estimated for the current fiscal year.